Consolidated Statements of Comprehensive Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues (Note 3)	$ 360,586	$ 299,071	$ 184,665
Expenses / (income), net:
Voyage expenses (Note 11)	14,920	16,236	10,698
Vessel operating expenses (Note 11)	74,790	58,288	41,199
Vessel operating expenses - related parties (Notes 4, 11)	10,899	9,172	5,923
General and administrative expenses (including $2,564, $2,244 and $2,013 to related parties, for the years ended December 31, 2023, 2022 and 2021, respectively) (Notes 4, 14)	13,445	10,681	8,662
Vessel depreciation and amortization (Note 5)	84,199	69,272	46,935
Gain on sale of vessels (Note 5)	0	(47,275)	(46,812)
Impairment of vessels (Note 5)	11,497	0	0
Operating income, net	150,836	182,697	118,060
Other income / (expense), net:
Interest expense and finance cost (Note 7)	(104,858)	(55,421)	(20,129)
Other income / (expense), net	1,230	(1,855)	247
Total other expense, net	(103,628)	(57,276)	(19,882)
Partnership’s net income	47,208	125,421	98,178
General Partner’s interest in Partnership’s net income (Note 15)	680	2,157	1,790
Partnership’s net income allocable to unvested units (Note 15)	929	3,662	2,053
Common unit holders’ interest in Partnership’s net income (Note 15)	$ 45,599	$ 119,602	$ 94,335
Net income per (Note 15):
Earnings Per Share, Diluted	$ 2.15	$ 6.19	$ 5.14
Earnings Per Share, Basic	$ 2.15	$ 6.19	$ 5.14
Weighted Average Number of Shares Outstanding, Diluted	21,182,471	19,325,030	18,342,413
Weighted Average Number of Shares Outstanding, Basic	21,182,471	19,325,030	18,342,413
Other comprehensive loss:
Unrealized income/ (loss) on derivative instruments (Note 8)	$ 3,180	$ (4,766)	$ 0
Partnership’s comprehensive income	$ 50,388	$ 120,655	$ 98,178